Subsequent Events (Details Narrative) (10 K) $ / shares in Units, $ in Thousands															3 Months Ended		4 Months Ended	12 Months Ended
	May 10, 2019	Apr. 12, 2019 USD ($) $ / shares shares	Apr. 09, 2019	Mar. 22, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jan. 07, 2019 USD ($) Integer	Jun. 20, 2018 shares	Mar. 19, 2018	Dec. 15, 2017 shares	Nov. 30, 2017 shares	Oct. 12, 2017 shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	May 18, 2017 shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 shares	Apr. 16, 2019 USD ($) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Feb. 27, 2019 shares
Percentage of average trading volume of common stock								20.00%
Stock issued during period shares							750,000			88,700	347,400	220,000	220,000	200,000	43,100,000
Preferred stock, shares authorized															8,500,000			8,500,000	8,500,000
Preferred stock, par value | $ / shares															$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized															2,500,000,000			2,500,000,000	2,500,000,000	125,000,000
Sale of stock, shares									2,000,000										26
Common Stock [Member]
Number of stock issued for services															160,500	448,551		2,387,273	2,574,000
Stock issued during period shares																		2,000,000
Subsequent Event [Member] | Common Stock [Member]
Sale of stock, shares		17,500,000
Sale of stock, value | $		$ 525
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized		200
Preferred stock, par value | $ / shares		$ 0.001
Subsequent Event [Member] | Series C Preferred Share [Member]
Percentage of average trading volume of common stock		9.99%
Preferred stock, par value | $ / shares		$ 10,000
Common stock, shares authorized		200,000
Conversion of common stock percentage		0.0999
Sale of stock, shares		190
Sale of stock, value | $		$ 1,900
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Stock issued during period shares																	67,000,000
Annual base compensation | $																	$ 3,277
Subsequent Event [Member] | Data Center Hosting Agreement [Member]
Outstanding hosting service fees | $				$ 77
Subsequent Event [Member] | Consultants [Member]
Number of stock issued for services																	190,500
May 2018 Notes [Member] | Subsequent Event [Member]
Installment payment due date, description			The installment payments due on February 23, 2019 and March 23, 2019			the installment payments due on December 23, 2018 and January 23, 2019
Extended maturity date	Aug. 15, 2019		Aug. 15, 2019			May 23, 2019
Lender extension fee | $						$ 21
Percentage of average trading volume of common stock	70.00%					80.00%
Common stock trading days | Integer						10
June 2018 Notes [Member] | Subsequent Event [Member]
Installment payment due date, description					the installment payment due on January 1, 2019, February 1, 2019, and March 1, 2019
Extended maturity date	Dec. 15, 2019				Oct. 01, 2019
Percentage of average trading volume of common stock	70.00%
Increase of principal amount | $					$ 527